CONSOLIDATED STATEMENTS OF (LOSS) INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
REVENUES
Time charter revenues (note 8a)	$ 22,710	$ 32,032	$ 46,888	$ 67,669
Net pool revenues from affiliates (note 8a)	15,493	16,136	31,591	32,449
Voyage charter revenue	2,433		4,283
Interest income from investment in term loans	2,856	2,872	5,683	5,734
Total revenues	43,492	51,040	88,445	105,852
OPERATING EXPENSES
Voyage expenses (note 8a)	2,449	107	5,362	1,429
Vessel operating expenses (note 8a)	24,832	23,002	47,886	46,223
Time-charter hire expense	1,951	644	3,937	2,305
Depreciation and amortization	11,921	18,047	23,785	36,038
General and administrative (note 8a)	3,362	2,322	6,923	3,660
Loss provision on investment in term loans (note 2)	4,511		4,511
Loss on sale of vessel and equipment (note 9)			71
Total operating expenses	49,026	44,122	92,475	89,655
(Loss) income from operations	(5,534)	6,918	(4,030)	16,197
OTHER ITEMS
Interest expense	(2,604)	(6,654)	(5,115)	(14,215)
Interest income	20	11	24	21
Realized and unrealized gain (loss) on derivative instruments (note 5)	2,748	(3,895)	1,982	(4,974)
Other expenses	(354)	(703)	(538)	(979)
Total other items	(190)	(11,241)	(3,647)	(20,147)
Net loss	(5,724)	(4,323)	(7,677)	(3,950)
Add: Net loss attributable to the Dropdown Predecessor (note 8c)		5,398		9,163
Net (loss) income attributable to common stockholders	$ (5,724)	$ 1,075	$ (7,677)	$ 5,213
Per common share amounts
• Basic (loss) earnings attributable to stockholders of Teekay Tankers	$ (0.07)	$ 0.01	$ (0.09)	$ 0.07
• Diluted (loss) earnings attributable to stockholders of Teekay Tankers	$ (0.07)	$ 0.01	$ (0.09)	$ 0.07
Cash dividends declared	$ 0.03	$ 0.11	$ 0.06	$ 0.27
Weighted-average number of Class A and Class B common shares outstanding
• Basic	83,591,030	79,911,673	83,591,030	75,443,659
• Diluted	83,591,030	79,911,673	83,591,030	75,443,659